Restructuring	6 Months Ended
Jun. 30, 2023
Restructuring [Abstract]
Disclosure of Restructuring [text block]
Restructuring
In 2023, Restructuring is primarily driven by the implementation of the Group’s Global Hausbank strategic agenda. The Group has defined and is in the process of implementing efficiency measures that aim to contribute to achieving the bank’s 2025 targets. Restructuring in prior periods relates to measures as part of the previous strategy “Compete to win” which the bank continues to implement.
Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.
Net restructuring expense by business segment
	Three months ended		Six months ended
in € m.	Jun 30, 2023	Jun 30, 2022	Jun 30, 2023	Jun 30, 2022
Corporate Bank	(0)	(2)	0	(2)
Investment Bank	(1)	2	(0)	3
Private Bank	135	(35)	135	(80)
Asset Management	(0)	0	0	0
Corporate & Other	0	(1)	(1)	(1)
Total Net Restructuring Charges	134	(36)	134	(80)

Net restructuring expense by type
	Three months ended		Six months ended
in € m.	Jun 30, 2023	Jun 30, 2022	Jun 30, 2023	Jun 30, 2022
Restructuring – Staff related	134	(36)	134	(79)
Of which:
Termination Payments	134	(42)	132	(85)
Retention Acceleration	(0)	5	1	6
Social Security	0	0	1	0
Restructuring – Non Staff related[1]	(0)	(0)	(0)	(1)
Total net restructuring Charges	134	(36)	134	(80)

[1] Contract costs, mainly related to real estate
Provisions for restructuring amounted to € 353 million and € 248 million as of June 30, 2023 and December 31, 2022, respectively. The majority of the current provisions for restructuring should be utilized by the end of 2024.
During the six months ended June 30, 2023, 97 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within:
Organizational changes
Full-time equivalent staff	Three months ended Jun 30, 2023	Six months ended Jun 30, 2023
Corporate Bank	3	12
Investment Bank	0	2
Private Bank	28	58
Asset Management	0	0
Infrastructure	4	25
Total full-time equivalent staff	35	97